SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2023	Feb. 23, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022
Subsequent Event [Line Items]
Proceeds from issuance of common stock			$ 1,500	$ 123,672	$ 163,788	$ 0
5% Senior Convertible Notes | Convertible Notes Payable
Subsequent Event [Line Items]
Interest rate, stated percentage							5.00%
Face amount							$ 50,000
5% Senior Convertible Notes | Convertible Notes Payable | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued in debt conversion		87,310,765
Interest rate, stated percentage	5.00%	5.00%
Face amount	$ 107,200	$ 107,200
Equity Distribution Agreement
Subsequent Event [Line Items]
Number of shares issued in transaction				45,324,227
Proceeds from issuance of common stock				$ 167,800
Sale of stock, consideration received on transaction				$ 163,500
Equity Distribution Agreement | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares issued in transaction	66,690,443
Proceeds from issuance of common stock	$ 118,600
Registration Rights Agreement
Subsequent Event [Line Items]
Number of shares issued in transaction				17,248,244	14,213,498
Sale of stock, consideration received on transaction				$ 123,700	$ 163,800
Registration Rights Agreement | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares issued in transaction	32,211,777
Sale of stock, consideration received on transaction	$ 67,600